Fair Value Measurements - Fair Value Hierarchy for Financial Assets and Liabilities Measured on a Recurring Basis (Details) - Recurring basis - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Total assets	$ 595,459	$ 292,622
Liabilities:
Total liabilities	(267,191)	(202,389)
Foreign exchange contracts
Liabilities:
Foreign exchange contracts	(2,424)	(6,089)
Contingent consideration
Liabilities:
Contingent consideration	(11,539)	(8,754)
Short-term investments
Assets:
Fair value of investment	359,198	92,999
Marketable securities
Assets:
Fair value of investment	3,208	4,064
Foreign exchange contracts
Assets:
Foreign exchange contracts	7,480	3,154
Call option
Assets:
Derivative assets	223,164	185,750
Interest rate contracts
Assets:
Derivative assets	2,409	6,655
Liabilities:
Derivative liabilities	(28,942)	0
Cash conversion option
Liabilities:
Derivative liabilities	(224,286)	(187,546)
Level 1
Assets:
Total assets	3,208	7,763
Liabilities:
Total liabilities	0	0
Level 1 | Foreign exchange contracts
Liabilities:
Foreign exchange contracts	0	0
Level 1 | Contingent consideration
Liabilities:
Contingent consideration	0	0
Level 1 | Short-term investments
Assets:
Fair value of investment	0	3,699
Level 1 | Marketable securities
Assets:
Fair value of investment	3,208	4,064
Level 1 | Foreign exchange contracts
Assets:
Foreign exchange contracts	0	0
Level 1 | Call option
Assets:
Derivative assets	0	0
Level 1 | Interest rate contracts
Assets:
Derivative assets	0	0
Liabilities:
Derivative liabilities	0	0
Level 1 | Cash conversion option
Liabilities:
Derivative liabilities	0	0
Level 2
Assets:
Total assets	592,251	284,859
Liabilities:
Total liabilities	(255,652)	(193,635)
Level 2 | Foreign exchange contracts
Liabilities:
Foreign exchange contracts	(2,424)	(6,089)
Level 2 | Contingent consideration
Liabilities:
Contingent consideration	0	0
Level 2 | Short-term investments
Assets:
Fair value of investment	359,198	89,300
Level 2 | Marketable securities
Assets:
Fair value of investment	0	0
Level 2 | Foreign exchange contracts
Assets:
Foreign exchange contracts	7,480	3,154
Level 2 | Call option
Assets:
Derivative assets	223,164	185,750
Level 2 | Interest rate contracts
Assets:
Derivative assets	2,409	6,655
Liabilities:
Derivative liabilities	(28,942)	0
Level 2 | Cash conversion option
Liabilities:
Derivative liabilities	(224,286)	(187,546)
Level 3
Assets:
Total assets	0	0
Liabilities:
Total liabilities	(11,539)	(8,754)
Level 3 | Foreign exchange contracts
Liabilities:
Foreign exchange contracts	0	0
Level 3 | Contingent consideration
Liabilities:
Contingent consideration	(11,539)	(8,754)
Level 3 | Short-term investments
Assets:
Fair value of investment	0	0
Level 3 | Marketable securities
Assets:
Fair value of investment	0	0
Level 3 | Foreign exchange contracts
Assets:
Foreign exchange contracts	0	0
Level 3 | Call option
Assets:
Derivative assets	0	0
Level 3 | Interest rate contracts
Assets:
Derivative assets	0	0
Liabilities:
Derivative liabilities	0	0
Level 3 | Cash conversion option
Liabilities:
Derivative liabilities	$ 0	$ 0